Commitments and Contingencies - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Rent expense	937,145,000	644,248,000	585,969,000
Commitments under financial leases	60,715,000
Contingencies outstanding	0
Leasehold Improvements Installation Of Machinery And Equipment
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	158,172,000